Description of Business and Segmented Disclosures - Schedule of Assets by Segment (Detail) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Reportable Segments [Line Items]
E&E Assets	$ 484	$ 738
PP&E	38,568	37,250
ROU Assets	1,950	1,680
Goodwill	2,923	2,923
Total Assets	56,539	53,915
Oil Sands
Disclosure Of Reportable Segments [Line Items]
E&E Assets	461	729
PP&E	24,646	24,443
ROU Assets	1,018	849
Goodwill	2,923	2,923
Total Assets	31,668	31,673
Conventional
Disclosure Of Reportable Segments [Line Items]
E&E Assets	15	0
PP&E	2,230	2,209
ROU Assets	57	1
Goodwill	0	0
Total Assets	2,610	2,429
Offshore
Disclosure Of Reportable Segments [Line Items]
E&E Assets	8	9
PP&E	3,365	2,798
ROU Assets	95	102
Goodwill	0	0
Total Assets	4,089	3,511
Canadian Refining
Disclosure Of Reportable Segments [Line Items]
E&E Assets	0	0
PP&E	2,511	2,469
ROU Assets	39	28
Goodwill	0	0
Total Assets	2,901	2,960
U.S. Refining
Disclosure Of Reportable Segments [Line Items]
E&E Assets	0	0
PP&E	5,538	5,014
ROU Assets	342	268
Goodwill	0	0
Total Assets	9,517	8,660
Corporate and Eliminations
Disclosure Of Reportable Segments [Line Items]
E&E Assets	0	0
PP&E	278	317
ROU Assets	399	432
Goodwill	0	0
Total Assets	$ 5,754	$ 4,682